UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave 10th Floor
	  New York NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature                               Place             and Date of Signing:


Robert Penberth				 New York, NY	    August 14, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  153,502 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ADM 7/8% Due 02/15/2014	       CNV	   039483AW2 458       500000	PRN	 SOLE		      500000
AFFORD RESID COM 7.5% 08/15/25 CNV	   00828UAB9 1032      1000000	PRN	 SOLE		      1000000
ALLIANCE ONE INTL INC. CMN     COM	   018772103 1057      278118	SH	 SOLE		      278118
AMAZON.COM INC CMN	       PUT	   023135106 8617      103000	SH  PUT	 SOLE		      103000
AMEX UTILITIES SELECT INDEX    PUT	   81369Y886 1395      50000	SH  PUT	 SOLE		      50000
ARCHER-DANIELS-MIDLAND COMPANY CNV	   039483201 929       25460	SH	 SOLE		      25460
BARRICK GOLD CORPORATION CMN   COM	   067901108 1544      46000	SH	 SOLE		      46000
BLACKROCK FLOATING RATE INCOME COM	   09255Y108 445       42600	SH	 SOLE		      42600
BLACKROCK FLOATING RATE INCOME COM	   09255X100 436       39955	SH	 SOLE		      39955
C.H. ROBINSON WORLDWIDE INC.   PUT	   12541W209 5111      98000	SH  PUT	 SOLE		      98000
CAMECO CORPORATION CMN	       COM	   13321L108 2496      97500	SH	 SOLE		      97500
CAREER EDUCATION CORP CMN      PUT	   141665109 498       20000	SH  PUT	 SOLE		      20000
CENTRAL GOLDTRUST CMN	       COM	   153546106 4858      132578	SH	 SOLE		      132578
COMPANHIA VALE DO RIO DOCE     COM	   91912E105 370       21000	SH	 SOLE		      21000
CVR ENERGY, INC. CMN	       COM	   12662P108 972       132500	SH	 SOLE		      132500
DILLARDS INC CL-A CMN CL       PUT	   254067101 322       35000	SH  PUT	 SOLE		      35000
DOMTAR CORPORATION CMN CLASS   COM	   257559203 3358      202500	SH	 SOLE		      202500
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 3770      235000	SH	 SOLE		      235000
GENERAL MOLY, INC. CMN	       COM	   370373102 449       202486	SH	 SOLE		      202486
GOOGLE, INC. CMN CLASS A       PUT	   38259P508 4005      9500	SH  PUT	 SOLE		      9500
GRAHAM CORP (DEL) CMN	       COM	   384556106 1178      88500	SH	 SOLE		      88500
HILLTOP HOLDINGS INC CMN       COM	   432748101 609       51307	SH	 SOLE		      51307
INGLES MARKETS INC CL-A CMN    COM	   457030104 894       58700	SH	 SOLE		      58700
ISHARES SILVER TRUST ETF       ETF	   46428Q109 134       10000	SH	 SOLE		      10000
ISHARES SILVER TRUST ETF       CALL	   46428Q109 103       7700	SH  CALL SOLE		      7700
JO-ANN STORES, INC CMN	       PUT	   47758P307 517       25000	SH  PUT	 SOLE		      25000
KINROSS GOLD CORP 1.75%        CNV	   496902AD9 5074      5500000	PRN	 SOLE		      5500000
MARKET VECTORS ETF TRUST GOLD  ETF	   57060U100 3025      80000	SH	 SOLE		      80000
MARKET VECTORS ETF TRUST GOLD  CALL	   57060U100 1119      29600	SH  CALL SOLE		      29600
METHANEX CORPORATION CMN       COM	   59151K108 1030      84148	SH	 SOLE		      84148
NABORS INDUSTRIES LTD. CMN     COM	   G6359F103 468       30000	SH	 SOLE		      30000
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 223       165112	SH	 SOLE		      165112
NUCOR CORPORATION CMN	       COM	   670346105 498       11200	SH	 SOLE		      11200
OIL SERVICE HOLDRS TRUST       ETF	   678002106 147       1500	SH	 SOLE		      1500
OIL SERVICE HOLDRS TRUST       CALL	   678002106 2937      30000	SH  CALL SOLE		      30000
OMNOVA SOLUTIONS INC CMN       COM	   682129101 241       73800	SH	 SOLE		      73800
OWENS-ILLINOIS INC CMN	       COM	   690768403 3207      114500	SH	 SOLE		      114500
PETROLEO BRASILEIRO S.A.       CALL	   71654V408 1434      35000	SH  CALL SOLE		      35000
PETROLEO BRASILEIRO S.A.       COM	   71654V101 400       12000	SH	 SOLE		      12000
POTASH CORP. OF SASKATCHEWAN   COM	   73755L107 698       7500	SH	 SOLE		      7500
POWERSHARES DB AGRICULTURE Fd  ETF	   73936B408 2634      103500	SH	 SOLE		      103500
POWERSHARES DB AGRICULTURE Fd  CALL	   73936B408 3436      135000	SH  CALL SOLE		      135000
POWERSHARES QQQ TRUST MUTUAL   PUT	   73935A104 10732     295000	SH  PUT	 SOLE		      295000
PRICELINE.COM INC CMN	       PUT	   741503403 10486     94000	SH  PUT	 SOLE		      94000
RESEARCH IN MOTION LIMITED CMN PUT	   760975102 3732      52500	SH  PUT	 SOLE		      52500
ROYAL CARIBBEAN CRUISES LTD    PUT	   V7780T103 265       19600	SH  PUT	 SOLE		      19600
RUBICON MINERALS CORPORATION   COM	   780911103 149       50000	SH	 SOLE   	      50000
SEACOR HOLDINGS INC. CMN       COM	   811904101 5794      77000	SH	 SOLE		      77000
SPDR GOLD TRUST ETF	       ETF	   78463V107 4559      50000	SH	 SOLE		      50000
SPDR GOLD TRUST ETF	       CALL	   78463V107 20971     230000	SH  CALL SOLE		      230000
SPDR KBW REGIONAL BANKING ETF  PUT	   78464A698 3146      172500	SH  PUT	 SOLE		      172500
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 3325      120000	SH  PUT	 SOLE		      120000
STANDEX INTERNATL CORP CMN     COM	   854231107 233       20100	SH	 SOLE		      20100
STEWART ENTERPRISES INC 3.375  CNV	   860370AK1 2647      3500000	PRN	 SOLE		      3500000
STEWART ENTERPRISES INC CL     COM	   860370105 1913      396800	SH	 SOLE		      396800
SUNCOR ENERGY INC. CMN	       COM	   867229106 728       24000	SH	 SOLE		      24000
SUNCOR ENERGY INC. CMN	       CALL	   867229106 1365      45000	SH  CALL SOLE		      45000
TENNECO INC CMN		       PUT	   880349105 212       20000	SH  PUT	 SOLE		      20000
TERRA INDUSTRIES INC CMN       COM	   880915103 993       41000	SH	 SOLE		      41000
THE FINANCIAL SELECT SECTOR    PUT	   81369Y605 717       60000	SH  PUT	 SOLE		      60000
TIDEWATER INC CMN	       PUT	   886423102 2722      63500	SH  PUT	 SOLE		      63500
TITAN INTERNATIONAL INC (NEW)  COM	   88830M102 3440      460500	SH	 SOLE		      460500
U S Natural Gas Fund LP	       ETF	   912318102 229       16500	SH	 SOLE		      16500
UNITED STATES NATURALGAS FD LP CALL	   912318102 2011      145000	SH  CALL SOLE		      145000
UNIVERSAL CORPORATION CMN      COM	   913456109 1005      30339	SH	 SOLE		      30339